REAL ESTATE PROPERTY, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cost:
Real estate property cost, beginning	$ 226,482	$ 229,742
Additions	13,461	(3,260)
Real estate property cost, ending	239,943	226,482
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	18,792	14,902
Depreciation charge for the year	4,425	3,890
Real estate property accumulated depreciation, ending	23,217	18,792
Real estate property, net:
Real estate property, net	216,726	207,690	$ 214,840
Land [Member]
Cost:
Real estate property cost, beginning	33,874	33,874
Additions
Real estate property cost, ending	33,874	33,874
Accumulated depreciation:
Real estate property accumulated depreciation, beginning
Depreciation charge for the year
Real estate property accumulated depreciation, ending
Real estate property, net:
Real estate property, net	33,874	33,874
Building [Member]
Cost:
Real estate property cost, beginning	186,829	184,860
Additions	1,945	1,969
Real estate property cost, ending	188,774	186,829
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	17,509	13,878
Depreciation charge for the year	3,696	3,631
Real estate property accumulated depreciation, ending	21,205	17,509
Real estate property, net:
Real estate property, net	167,569	169,320
Condominium Units [Member]
Cost:
Real estate property cost, beginning	20,455	19,974
Additions	250	481
Real estate property cost, ending	20,705	20,455
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	1,720	1,326
Depreciation charge for the year	394	394
Real estate property accumulated depreciation, ending	2,114	1,720
Real estate property, net:
Real estate property, net	18,591	18,735
Currency translation adjustment [Member]
Cost:
Real estate property cost, beginning	(14,676)	(8,966)
Additions	11,266	(5,710)
Real estate property cost, ending	(3,410)	(14,676)
Accumulated depreciation:
Real estate property accumulated depreciation, beginning	(437)	(302)
Depreciation charge for the year	335	(135)
Real estate property accumulated depreciation, ending	(102)	(437)
Real estate property, net:
Real estate property, net	$ (3,308)	$ (14,239)